SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenues	$ 46,526	$ 35,798	$ 47,178	$ 42,477
Machines [Member]
Disaggregation of Revenue [Line Items]
Total revenues	35,131	26,566	34,962	31,589
Parts [Member]
Disaggregation of Revenue [Line Items]
Total revenues	8,122	7,196	9,499	8,358
Shipping and Handling [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,759	1,328	1,760	1,817
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,083	551	720	652
Software Subscription [Member]
Disaggregation of Revenue [Line Items]
Total revenues	431	155	236	51
Product and Service, Other [Member]
Disaggregation of Revenue [Line Items]
Total revenues		$ 2	$ 1	$ 10